PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Short-Term Investments 99.9%
Affiliated Mutual Fund 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $963,303)(wb)	963,303	$963,303

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 71.6%
U.S. Treasury Bills(k)	5.390%	06/20/24	11,000	10,972,651
U.S. Treasury Bills	5.416	08/01/24	10,000	9,913,877

Total U.S. Treasury Obligations (cost $20,879,856)				20,886,528
Option Purchased*~ 25.0%
(cost $6,249,388)				7,308,153

TOTAL INVESTMENTS 99.9% (cost $28,092,547)				29,157,984
Other assets in excess of liabilities(z) 0.1%				36,640

Net Assets 100.0%				$29,194,624

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00		530		53	$7,308,153
(cost $6,249,388)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Sep. 2024	$5,499,984	$1,845
114	5 Year U.S. Treasury Notes	Sep. 2024	12,060,844	(1,603)
9	10 Year U.S. Treasury Notes	Sep. 2024	979,172	(993)
11	20 Year U.S. Treasury Bonds	Sep. 2024	1,276,688	(6,856)
5	S&P 500 E-Mini Index	Jun. 2024	1,323,875	26,057
				$18,450
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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